FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Variable Life Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Variable Life Separate Account indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Variable Life Separate Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares	BlackRock International V.I. Class I Shares
AB Large Cap Growth Class A Shares	BlackRock Large Cap Focus Growth V.I. Class I Shares
BlackRock Advantage Large Cap Core	BlackRock Managed Volatility V.I. Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Sustainable Balanced
BlackRock Basic Value V.I. Class I Shares	BlackRock U.S. Government Bond
BlackRock Capital Appreciation	BlackRock U.S. Government Bond V.I. Class I Shares
BlackRock Capital Appreciation V.I. Class I Shares	Columbia - Select Small Cap Value Class 1 Shares
BlackRock Equity Dividend V.I. Class I Shares	Davis Value
BlackRock Global Allocation	Invesco V.I. American Franchise Series I Shares
BlackRock Global Allocation V.I. Class I Shares	Invesco V.I. Core Equity Series I Shares
BlackRock Government Money Market	Invesco V.I. EQV International Equity Series I Shares
BlackRock Government Money Market V.I. Class I Shares	MFS® Growth Initial Class
BlackRock High Yield	PIMCO Total Return Administrative Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Variable Life Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Variable Life Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Variable Life Separate Account since 2014.

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Growth and Income Class A Shares	2,947.662	$83,666	$85,482	$-	$85,482	2,391	$35.756186	$35.756186
AB Large Cap Growth Class A Shares	227,626.962	13,471,954	13,407,228	(18)	13,407,210	183,226	65.173553	73.186450
BlackRock Advantage Large Cap Core	823,824.213	20,076,703	17,184,973	13	17,184,986	43,799	392.357105	392.357105
BlackRock Advantage Large Cap Value V.I. Class I Shares	377,622.047	3,879,858	3,470,347	36	3,470,383	84,761	40.943151	40.943151
BlackRock Advantage SMID Cap V.I. Class I Shares	461,600.785	11,017,881	8,299,582	(17)	8,299,565	72,862	113.907316	113.907316
BlackRock Basic Value V.I. Class I Shares	2,084,301.704	28,446,961	24,490,545	55	24,490,600	263,908	81.768493	92.912339
BlackRock Capital Appreciation	644,197.972	27,546,493	20,685,197	(2)	20,685,195	70,655	292.764895	292.764895
BlackRock Capital Appreciation V.I. Class I Shares	39,452.264	329,245	237,503	(19)	237,484	10,323	23.005410	23.005410
BlackRock Equity Dividend V.I. Class I Shares	503,318.719	5,734,826	5,108,685	3	5,108,688	57,299	89.158937	89.158937
BlackRock Global Allocation	2,353,786.339	37,199,212	32,341,024	-	32,341,024	352,501	91.747200	91.747200
BlackRock Global Allocation V.I. Class I Shares	86,382.150	1,336,507	1,275,864	-	1,275,864	22,586	56.489956	56.489956
BlackRock Government Money Market	11,877,306.477	11,877,306	11,877,306	42	11,877,348	330,998	35.883492	35.883492
BlackRock Government Money Market V.I. Class I Shares	103,196.218	103,196	103,196	(7)	103,189	7,854	13.139099	13.139099
BlackRock High Yield	792,457.000	4,184,197	3,748,322	19,456	3,767,778	43,965	85.699275	85.699275
BlackRock International V.I. Class I Shares	755,609.940	8,605,952	6,460,465	-	6,460,465	263,211	22.010019	24.557903
BlackRock Large Cap Focus Growth V.I. Class I Shares	316,351.765	5,156,235	4,008,177	63	4,008,240	116,852	34.301875	34.301875
BlackRock Managed Volatility V.I. Class I Shares	398.455	5,362	5,590	(3)	5,587	122	45.773480	45.773480
BlackRock S&P 500 Index V.I. Class I Shares	703,882.240	16,462,611	17,371,814	(24)	17,371,790	280,265	55.605574	62.333858
BlackRock Sustainable Balanced	871,939.588	13,986,904	11,997,889	6	11,997,895	87,655	136.876761	136.876761
BlackRock U.S. Government Bond	552,433.569	5,974,433	5,303,362	11,389	5,314,751	67,190	79.100341	79.100341
BlackRock U.S. Government Bond V.I. Class I Shares	9,186.391	95,000	82,494	115	82,609	5,736	14.401881	14.401881
Columbia—Select Small Cap Value Class 1 Shares	4,670.720	58,114	142,504	82	142,586	6,570	21.701059	21.701059
Davis Value	45,594.503	343,835	240,739	1	240,740	10,282	23.413540	23.413540
Invesco V.I. American Franchise Series I Shares	50,430.936	3,032,056	2,160,461	56	2,160,517	81,488	15.372617	26.636529
Invesco V.I. Core Equity Series I Shares	194,210.390	6,003,325	4,767,865	(33)	4,767,832	185,006	23.990282	25.858589
Invesco V.I. EQV International Equity Series I Shares	1,819.745	64,956	52,663	(8)	52,655	3,447	15.274108	15.274108
MFS® Growth Initial Class	199,622.042	9,931,723	9,585,850	(12)	9,585,838	144,520	59.066123	66.328893
PIMCO Total Return Administrative Class	14,550.432	156,765	130,663	61	130,724	6,750	19.366991	19.366991

See accompanying notes.	3

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	BlackRock Advantage Large Cap Core Subaccount	BlackRock Advantage Large Cap Value V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$140,641	$19,107,187	$21,023,055	$3,739,776

Investment Income:
Reinvested Dividends	694	-	191,258	67,470
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,230	187,762	207,021	37,399

Net Investment Income (Loss)	(536)	(187,762)	(15,763)	30,071

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,415,613	4,433,515	678,293
Realized Gain (Loss) on Investments	(8,162)	1,382,293	285,156	(53,743)

Net Realized Capital Gains (Losses) on Investments	(8,162)	2,797,906	4,718,671	624,550
Net Change in Unrealized Appreciation (Depreciation)	29,078	2,528,459	842,784	271,062

Net Gain (Loss) on Investment	20,916	5,326,365	5,561,455	895,612

Net Increase (Decrease) in Net Assets Resulting from Operations	20,380	5,138,603	5,545,692	925,683

Increase (Decrease) in Net Assets from Contract Transactions	(70,433)	(1,491,503)	(1,933,287)	(242,286)

Total Increase (Decrease) in Net Assets	(50,053)	3,647,100	3,612,405	683,397

Net Assets as of December 31, 2021:	$90,588	$22,754,287	$24,635,460	$4,423,173

Investment Income:
Reinvested Dividends	1,202	-	220,320	59,734
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,138	145,733	176,053	32,913

Net Investment Income (Loss)	64	(145,733)	44,267	26,821

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,677	1,907,553	576,168	79,863
Realized Gain (Loss) on Investments	41	1,302,623	(525,742)	(191,483)

Net Realized Capital Gains (Losses) on Investments	13,718	3,210,176	50,426	(111,620)
Net Change in Unrealized Appreciation (Depreciation)	(18,730)	(9,426,157)	(4,969,597)	(297,666)

Net Gain (Loss) on Investment	(5,012)	(6,215,981)	(4,919,171)	(409,286)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,948)	(6,361,714)	(4,874,904)	(382,465)

Increase (Decrease) in Net Assets from Contract Transactions	(158)	(2,985,363)	(2,575,570)	(570,325)

Total Increase (Decrease) in Net Assets	(5,106)	(9,347,077)	(7,450,474)	(952,790)

Net Assets as of December 31, 2022	$85,482	$13,407,210	$17,184,986	$3,470,383

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Advantage SMID Cap V.I. Class I Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Capital Appreciation Subaccount	BlackRock Capital Appreciation V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$10,283,898	$27,469,852	$34,698,013	$704,732

Investment Income:
Reinvested Dividends	94,917	381,919	9,851	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96,197	271,887	331,311	7,568

Net Investment Income (Loss)	(1,280)	110,032	(321,460)	(7,568)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,152,772	4,303,053	6,185,342	77,185
Realized Gain (Loss) on Investments	143,504	451,270	2,402,740	84,805

Net Realized Capital Gains (Losses) on Investments	3,296,276	4,754,323	8,588,082	161,990
Net Change in Unrealized Appreciation (Depreciation)	(2,044,961)	634,591	(1,569,926)	(52,321)

Net Gain (Loss) on Investment	1,251,315	5,388,914	7,018,156	109,669

Net Increase (Decrease) in Net Assets Resulting from Operations	1,250,035	5,498,946	6,696,696	102,101

Increase (Decrease) in Net Assets from Contract Transactions	(428,758)	(2,372,275)	(3,014,233)	(419,147)

Total Increase (Decrease) in Net Assets	821,277	3,126,671	3,682,463	(317,046)

Net Assets as of December 31, 2021:	$11,105,175	$30,596,523	$38,380,476	$387,686

Investment Income:
Reinvested Dividends	81,732	369,859	51,729	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	81,527	240,712	235,693	3,784

Net Investment Income (Loss)	205	129,147	(183,964)	(3,784)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	67,417	2,514,156	2,224,401	13,314
Realized Gain (Loss) on Investments	(562,563)	(956,794)	673,699	218

Net Realized Capital Gains (Losses) on Investments	(495,146)	1,557,362	2,898,100	13,532
Net Change in Unrealized Appreciation (Depreciation)	(1,375,430)	(3,320,667)	(16,744,673)	(158,673)

Net Gain (Loss) on Investment	(1,870,576)	(1,763,305)	(13,846,573)	(145,141)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,870,371)	(1,634,158)	(14,030,537)	(148,925)

Increase (Decrease) in Net Assets from Contract Transactions	(935,239)	(4,471,765)	(3,664,744)	(1,277)

Total Increase (Decrease) in Net Assets	(2,805,610)	(6,105,923)	(17,695,281)	(150,202)

Net Assets as of December 31, 2022	$8,299,565	$24,490,600	$20,685,195	$237,484

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Equity Dividend V.I. Class I Shares Subaccount	BlackRock Global Allocation Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount	BlackRock Government Money Market Subaccount

Net Assets as of December 31, 2020:	$5,775,808	$43,775,371	$1,628,079	$12,012,101

Investment Income:
Reinvested Dividends	96,724	506,609	14,770	5
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,993	394,880	14,727	110,388

Net Investment Income (Loss)	40,731	111,729	43	(110,383)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	727,146	4,757,970	219,517	740
Realized Gain (Loss) on Investments	293,688	1,021,073	55,043	-

Net Realized Capital Gains (Losses) on Investments	1,020,834	5,779,043	274,560	740
Net Change in Unrealized Appreciation (Depreciation)	46,154	(3,402,045)	(182,215)	-

Net Gain (Loss) on Investment	1,066,988	2,376,998	92,345	740

Net Increase (Decrease) in Net Assets Resulting from Operations	1,107,719	2,488,727	92,388	(109,643)

Increase (Decrease) in Net Assets from Contract Transactions	(967,104)	(3,701,353)	(137,590)	(738,858)

Total Increase (Decrease) in Net Assets	140,615	(1,212,626)	(45,202)	(848,501)

Net Assets as of December 31, 2021:	$5,916,423	$42,562,745	$1,582,877	$11,163,600

Investment Income:
Reinvested Dividends	91,305	-	-	149,198
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,018	318,479	12,192	104,634

Net Investment Income (Loss)	42,287	(318,479)	(12,192)	44,564

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	606,009	1,073,983	16,931	-
Realized Gain (Loss) on Investments	26,467	17,617	8,928	-

Net Realized Capital Gains (Losses) on Investments	632,476	1,091,600	25,859	-
Net Change in Unrealized Appreciation (Depreciation)	(952,428)	(7,624,705)	(275,027)	-

Net Gain (Loss) on Investment	(319,952)	(6,533,105)	(249,168)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(277,665)	(6,851,584)	(261,360)	44,564

Increase (Decrease) in Net Assets from Contract Transactions	(530,070)	(3,370,137)	(45,653)	669,184

Total Increase (Decrease) in Net Assets	(807,735)	(10,221,721)	(307,013)	713,748

Net Assets as of December 31, 2022	$5,108,688	$32,341,024	$1,275,864	$11,877,348

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Government Money Market V.I. Class I Shares Subaccount	BlackRock High Yield Subaccount	BlackRock International V.I. Class I Shares Subaccount	BlackRock Large Cap Focus Growth V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$163,040	$5,309,563	$10,129,442	$6,580,321

Investment Income:
Reinvested Dividends	-	250,324	68,660	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,088	46,196	94,578	61,750

Net Investment Income (Loss)	(2,088)	204,128	(25,918)	(61,750)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6	-	2,261,055	1,018,868
Realized Gain (Loss) on Investments	-	66,974	570,883	304,599

Net Realized Capital Gains (Losses) on Investments	6	66,974	2,831,938	1,323,467
Net Change in Unrealized Appreciation (Depreciation)	-	(19,294)	(1,990,567)	(180,178)

Net Gain (Loss) on Investment	6	47,680	841,371	1,143,289

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,082)	251,808	815,453	1,081,539

Increase (Decrease) in Net Assets from Contract Transactions	(33,252)	(473,544)	(1,264,438)	(651,925)

Total Increase (Decrease) in Net Assets	(35,334)	(221,736)	(448,985)	429,614

Net Assets as of December 31, 2021:	$127,706	$5,087,827	$9,680,457	$7,009,935

Investment Income:
Reinvested Dividends	3,471	226,047	57,735	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,231	37,480	65,071	44,659

Net Investment Income (Loss)	1,240	188,567	(7,336)	(44,659)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	236,821	280,251
Realized Gain (Loss) on Investments	-	(87,937)	(140,250)	71,762

Net Realized Capital Gains (Losses) on Investments	-	(87,937)	96,571	352,013
Net Change in Unrealized Appreciation (Depreciation)	-	(648,453)	(2,498,916)	(2,952,252)

Net Gain (Loss) on Investment	-	(736,390)	(2,402,345)	(2,600,239)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,240	(547,823)	(2,409,681)	(2,644,898)

Increase (Decrease) in Net Assets from Contract Transactions	(25,757)	(772,226)	(810,311)	(356,797)

Total Increase (Decrease) in Net Assets	(24,517)	(1,320,049)	(3,219,992)	(3,001,695)

Net Assets as of December 31, 2022	$103,189	$3,767,778	$6,460,465	$4,008,240

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Managed Volatility V.I. Class I Shares Subaccount	BlackRock S&P 500 Index V.I. Class I Shares Subaccount	BlackRock Sustainable Balanced Subaccount	BlackRock U.S. Government Bond Subaccount

Net Assets as of December 31, 2020:	$17,541	$21,143,672	$14,240,684	$8,958,156

Investment Income:
Reinvested Dividends	89	289,462	149,603	100,814
Investment Expense:
Mortality and Expense Risk and Administrative Charges	90	211,396	129,571	76,305

Net Investment Income (Loss)	(1)	78,066	20,032	24,509

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,636,488	2,111,744	-
Realized Gain (Loss) on Investments	546	1,323,865	(8,094)	53,633

Net Realized Capital Gains (Losses) on Investments	546	2,960,353	2,103,650	53,633
Net Change in Unrealized Appreciation (Depreciation)	(622)	2,475,528	(32,245)	(269,633)

Net Gain (Loss) on Investment	(76)	5,435,881	2,071,405	(216,000)

Net Increase (Decrease) in Net Assets Resulting from Operations	(77)	5,513,947	2,091,437	(191,491)

Increase (Decrease) in Net Assets from Contract Transactions	(11,899)	(2,462,117)	(1,328,639)	(895,655)

Total Increase (Decrease) in Net Assets	(11,976)	3,051,830	762,798	(1,087,146)

Net Assets as of December 31, 2021:	$5,565	$24,195,502	$15,003,482	$7,871,010

Investment Income:
Reinvested Dividends	-	274,546	114,673	111,325
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48	186,488	114,519	57,414

Net Investment Income (Loss)	(48)	88,058	154	53,911

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	852,549	127,365	-
Realized Gain (Loss) on Investments	(13)	812,575	(352,981)	(104,844)

Net Realized Capital Gains (Losses) on Investments	(13)	1,665,124	(225,616)	(104,844)
Net Change in Unrealized Appreciation (Depreciation)	339	(6,260,278)	(2,239,523)	(965,816)

Net Gain (Loss) on Investment	326	(4,595,154)	(2,465,139)	(1,070,660)

Net Increase (Decrease) in Net Assets Resulting from Operations	278	(4,507,096)	(2,464,985)	(1,016,749)

Increase (Decrease) in Net Assets from Contract Transactions	(256)	(2,316,616)	(540,602)	(1,539,510)

Total Increase (Decrease) in Net Assets	22	(6,823,712)	(3,005,587)	(2,556,259)

Net Assets as of December 31, 2022	$5,587	$17,371,790	$11,997,895	$5,314,751

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock U.S. Government Bond V.I. Class I Shares Subaccount	Columbia - Select Small Cap Value Class 1 Shares Subaccount	Davis Value Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount

Net Assets as of December 31, 2020:	$151,253	$245,499	$396,710	$3,490,427

Investment Income:
Reinvested Dividends	1,247	-	2,381	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,475	3,587	6,013	31,704

Net Investment Income (Loss)	(228)	(3,587)	(3,632)	(31,704)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	64,829	402,199
Realized Gain (Loss) on Investments	588	56,715	(4,117)	299,660

Net Realized Capital Gains (Losses) on Investments	588	56,715	60,712	701,859
Net Change in Unrealized Appreciation (Depreciation)	(4,649)	13,240	8,015	(303,536)

Net Gain (Loss) on Investment	(4,061)	69,955	68,727	398,323

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,289)	66,368	65,095	366,619

Increase (Decrease) in Net Assets from Contract Transactions	(50,171)	(86,491)	(66,027)	(397,524)

Total Increase (Decrease) in Net Assets	(54,460)	(20,123)	(932)	(30,905)

Net Assets as of December 31, 2021:	$96,793	$225,376	$395,778	$3,459,522

Investment Income:
Reinvested Dividends	1,348	-	3,357	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,170	2,047	3,538	23,142

Net Investment Income (Loss)	178	(2,047)	(181)	(23,142)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	59,081	663,630
Realized Gain (Loss) on Investments	(142)	35,438	(9,200)	112,985

Net Realized Capital Gains (Losses) on Investments	(142)	35,438	49,881	776,615
Net Change in Unrealized Appreciation (Depreciation)	(13,841)	(62,544)	(114,494)	(1,823,850)

Net Gain (Loss) on Investment	(13,983)	(27,106)	(64,613)	(1,047,235)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,805)	(29,153)	(64,794)	(1,070,377)

Increase (Decrease) in Net Assets from Contract Transactions	(379)	(53,637)	(90,244)	(228,628)

Total Increase (Decrease) in Net Assets	(14,184)	(82,790)	(155,038)	(1,299,005)

Net Assets as of December 31, 2022	$82,609	$142,586	$240,740	$2,160,517

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. Core Equity Series I Shares Subaccount	Invesco V.I. EQV International Equity Series I Shares Subaccount	MFS® Growth Initial Class Subaccount	PIMCO Total Return Administrative Class Subaccount

Net Assets as of December 31, 2020:	$5,839,112	$163,080	$13,664,089	$268,823

Investment Income:
Reinvested Dividends	41,324	2,168	-	4,155
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,813	2,185	132,232	3,083

Net Investment Income (Loss)	(16,489)	(17)	(132,232)	1,072

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	141,539	11,451	2,027,916	10,465
Realized Gain (Loss) on Investments	174,431	13,924	913,828	1,221

Net Realized Capital Gains (Losses) on Investments	315,970	25,375	2,941,744	11,686
Net Change in Unrealized Appreciation (Depreciation)	1,174,285	(17,785)	151,167	(19,224)

Net Gain (Loss) on Investment	1,490,255	7,590	3,092,911	(7,538)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,473,766	7,573	2,960,679	(6,466)

Increase (Decrease) in Net Assets from Contract Transactions	(577,300)	(41,176)	(994,174)	(107,301)

Total Increase (Decrease) in Net Assets	896,466	(33,603)	1,966,505	(113,767)

Net Assets as of December 31, 2021:	$6,735,578	$129,477	$15,630,594	$155,056

Investment Income:
Reinvested Dividends	48,274	940	-	3,612
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,777	774	102,326	1,848

Net Investment Income (Loss)	(1,503)	166	(102,326)	1,764

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	820,397	5,997	1,284,991	-
Realized Gain (Loss) on Investments	(137,627)	16,913	801,370	(245)

Net Realized Capital Gains (Losses) on Investments	682,770	22,910	2,086,361	(245)
Net Change in Unrealized Appreciation (Depreciation)	(2,095,455)	(37,712)	(6,922,246)	(25,422)

Net Gain (Loss) on Investment	(1,412,685)	(14,802)	(4,835,885)	(25,667)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,414,188)	(14,636)	(4,938,211)	(23,903)

Increase (Decrease) in Net Assets from Contract Transactions	(553,558)	(62,186)	(1,106,545)	(429)

Total Increase (Decrease) in Net Assets	(1,967,746)	(76,822)	(6,044,756)	(24,332)

Net Assets as of December 31, 2022	$4,767,832	$52,655	$9,585,838	$130,724

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

1. Organization

Merrill Lynch Variable Life Separate Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Legacy Power, Investor Life, Investor Life Plus, Estate Investor I, and Estate Investor II.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
BlackRock Fund, Inc.	BlackRock Fund, Inc.
BlackRock Advantage Large Cap Core	BlackRock Advantage Large Cap Core Fund
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap Fund V.I. Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Capital Appreciation	BlackRock Capital Appreciation Fund
BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Capital Appreciation V.I. Fund Class I Shares
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation	BlackRock Global Allocation Fund
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market	BlackRock Government Money Market Fund
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield	BlackRock High Yield Fund
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Sustainable Balanced	BlackRock Sustainable Balanced Fund
BlackRock U.S. Government Bond	BlackRock U.S. Government Bond Fund
BlackRock U.S. Government Bond V.I. Class I Shares	BlackRock U.S. Government Bond V.I. Fund Class I Shares

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Columbia Variable	Columbia Variable
Columbia - Select Small Cap Value Class 1 Shares	Columbia - Select Small Cap Value Fund Class 1 Shares
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Portfolio Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Portfolio Series I Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Portfolio Series I Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO Total Return Administrative Class	PIMCO Total Return Portfolio Administrative Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
BlackRock Sustainable Balanced	BlackRock Balanced Capital
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. International Growth Series I Shares

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Growth and Income Class A Shares	$14,879	$1,295

AB Large Cap Growth Class A Shares	2,058,350	3,281,898

BlackRock Advantage Large Cap Core	914,417	2,869,547

BlackRock Advantage Large Cap Value V.I. Class I Shares	231,530	695,168

BlackRock Advantage SMID Cap V.I. Class I Shares	367,468	1,235,088

BlackRock Basic Value V.I. Class I Shares	3,413,248	5,241,766

BlackRock Capital Appreciation	2,492,975	4,117,280

BlackRock Capital Appreciation V.I. Class I Shares	13,314	5,072

BlackRock Equity Dividend V.I. Class I Shares	822,425	704,199

BlackRock Global Allocation	1,428,179	4,042,881

BlackRock Global Allocation V.I. Class I Shares	17,144	58,058

BlackRock Government Money Market	12,956,743	12,243,041

BlackRock Government Money Market V.I. Class I Shares	695,290	719,805

BlackRock High Yield	362,658	944,821

BlackRock International V.I. Class I Shares	377,646	958,341

BlackRock Large Cap Focus Growth V.I. Class I Shares	490,121	611,388

BlackRock Managed Volatility V.I. Class I Shares	-	305

BlackRock S&P 500 Index V.I. Class I Shares	1,401,118	2,777,128

BlackRock Sustainable Balanced	1,088,243	1,501,324

BlackRock U.S. Government Bond	481,650	1,973,182

BlackRock U.S. Government Bond V.I. Class I Shares	1,274	1,550

Columbia—Select Small Cap Value Class 1 Shares	-	55,669

Davis Value	62,438	93,781

Invesco V.I. American Franchise Series I Shares	709,725	297,836

Invesco V.I. Core Equity Series I Shares	969,206	703,877

Invesco V.I. EQV International Equity Series I Shares	6,937	62,962

MFS® Growth Initial Class	1,325,971	1,249,855

PIMCO Total Return Administrative Class	3,612	2,263

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Growth and Income Class A Shares	-	(4)	(4)	-	(2,307)	(2,307)
AB Large Cap Growth Class A Shares	2,088	(39,310)	(37,222)	3,380	(19,614)	(16,234)
BlackRock Advantage Large Cap Core	304	(6,356)	(6,052)	516	(4,815)	(4,299)
BlackRock Advantage Large Cap Value V.I. Class I Shares	2,270	(15,845)	(13,575)	1,013	(6,931)	(5,918)
BlackRock Advantage SMID Cap V.I. Class I Shares	2,020	(9,863)	(7,843)	4,480	(7,946)	(3,466)
BlackRock Basic Value V.I. Class I Shares	6,153	(53,697)	(47,544)	8,932	(34,137)	(25,205)
BlackRock Capital Appreciation	731	(11,168)	(10,437)	1,110	(8,091)	(6,981)
BlackRock Capital Appreciation V.I. Class I Shares	-	(47)	(47)	-	(12,163)	(12,163)
BlackRock Equity Dividend V.I. Class I Shares	1,438	(7,377)	(5,939)	3,141	(13,657)	(10,516)
BlackRock Global Allocation	4,209	(39,187)	(34,978)	6,535	(40,833)	(34,298)
BlackRock Global Allocation V.I. Class I Shares	4	(785)	(781)	-	(2,042)	(2,042)
BlackRock Government Money Market	359,908	(341,147)	18,761	363,287	(384,043)	(20,756)
BlackRock Government Money Market V.I. Class I Shares	52,865	(54,736)	(1,871)	22,902	(25,428)	(2,526)
BlackRock High Yield	1,560	(10,177)	(8,617)	841	(5,857)	(5,016)
BlackRock International V.I. Class I Shares	3,850	(35,270)	(31,420)	10,181	(47,657)	(37,476)
BlackRock Large Cap Focus Growth V.I. Class I Shares	5,101	(13,606)	(8,505)	1,333	(13,696)	(12,363)
BlackRock Managed Volatility V.I. Class I Shares	-	(6)	(6)	-	(275)	(275)
BlackRock S&P 500 Index V.I. Class I Shares	4,558	(41,700)	(37,142)	5,082	(40,666)	(35,584)
BlackRock Sustainable Balanced	6,064	(9,927)	(3,863)	1,908	(10,818)	(8,910)
BlackRock U.S. Government Bond	4,612	(23,334)	(18,722)	9,881	(19,548)	(9,667)
BlackRock U.S. Government Bond V.I. Class I Shares	-	(25)	(25)	-	(2,979)	(2,979)
Columbia - Select Small Cap Value Class 1 Shares	-	(2,170)	(2,170)	-	(3,560)	(3,560)
Davis Value	-	(3,039)	(3,039)	-	(2,206)	(2,206)
Invesco V.I. American Franchise Series I Shares	1,633	(9,192)	(7,559)	1,887	(13,270)	(11,383)
Invesco V.I. Core Equity Series I Shares	3,909	(24,608)	(20,699)	4,556	(24,582)	(20,026)
Invesco V.I. EQV International Equity Series I Shares	-	(3,386)	(3,386)	-	(2,159)	(2,159)
MFS® Growth Initial Class	647	(15,796)	(15,149)	1,464	(12,685)	(11,221)
PIMCO Total Return Administrative Class	-	(20)	(20)	-	(4,664)	(4,664)

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Growth and Income Class A Shares	$-	$(158)	$(158)	$-	$(70,433)	$(70,433)

AB Large Cap Growth Class A Shares	167,640	(3,153,003)	(2,985,363)	294,880	(1,786,383)	(1,491,503)

BlackRock Advantage Large Cap Core	126,465	(2,702,035)	(2,575,570)	217,544	(2,150,831)	(1,933,287)

BlackRock Advantage Large Cap Value V.I. Class I Shares	94,452	(664,777)	(570,325)	41,209	(283,495)	(242,286)

BlackRock Advantage SMID Cap V.I. Class I Shares	229,885	(1,165,124)	(935,239)	614,092	(1,042,850)	(428,758)

BlackRock Basic Value V.I. Class I Shares	555,401	(5,027,166)	(4,471,765)	794,000	(3,166,275)	(2,372,275)

BlackRock Capital Appreciation	237,764	(3,902,508)	(3,664,744)	485,381	(3,499,614)	(3,014,233)

BlackRock Capital Appreciation V.I. Class I Shares	-	(1,277)	(1,277)	-	(419,147)	(419,147)

BlackRock Equity Dividend V.I. Class I Shares	130,398	(660,468)	(530,070)	277,863	(1,244,967)	(967,104)

BlackRock Global Allocation	400,396	(3,770,533)	(3,370,137)	707,514	(4,408,867)	(3,701,353)

BlackRock Global Allocation V.I. Class I Shares	245	(45,898)	(45,653)	-	(137,590)	(137,590)

BlackRock Government Money Market	12,842,479	(12,173,295)	669,184	13,048,231	(13,787,089)	(738,858)

BlackRock Government Money Market V.I. Class I Shares	691,822	(717,579)	(25,757)	304,305	(337,557)	(33,252)

BlackRock High Yield	140,029	(912,255)	(772,226)	79,875	(553,419)	(473,544)

BlackRock International V.I. Class I Shares	89,475	(899,786)	(810,311)	346,084	(1,610,522)	(1,264,438)

BlackRock Large Cap Focus Growth V.I. Class I Shares	213,113	(569,910)	(356,797)	69,993	(721,918)	(651,925)

BlackRock Managed Volatility V.I. Class I Shares	-	(256)	(256)	-	(11,899)	(11,899)

BlackRock S&P 500 Index V.I. Class I Shares	292,723	(2,609,339)	(2,316,616)	353,852	(2,815,969)	(2,462,117)

BlackRock Sustainable Balanced	856,259	(1,396,861)	(540,602)	290,569	(1,619,208)	(1,328,639)

BlackRock U.S. Government Bond	383,419	(1,922,929)	(1,539,510)	908,940	(1,804,595)	(895,655)

BlackRock U.S. Government Bond V.I. Class I Shares	-	(379)	(379)	-	(50,171)	(50,171)

Columbia - Select Small Cap Value Class 1 Shares	-	(53,637)	(53,637)	-	(86,491)	(86,491)

Davis Value	-	(90,244)	(90,244)	-	(66,027)	(66,027)

Invesco V.I. American Franchise Series I Shares	47,858	(276,486)	(228,628)	72,344	(469,868)	(397,524)

Invesco V.I. Core Equity Series I Shares	107,518	(661,076)	(553,558)	138,127	(715,427)	(577,300)

Invesco V.I. EQV International Equity Series I Shares	-	(62,186)	(62,186)	-	(41,176)	(41,176)

MFS® Growth Initial Class	47,597	(1,154,142)	(1,106,545)	127,915	(1,122,089)	(994,174)

PIMCO Total Return Administrative Class	-	(429)	(429)	-	(107,301)	(107,301)

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Growth and Income Class A Shares
12/31/2022	2,391	$35.76	to	$35.76	$85,482	1.41%	1.35%	to	1.35%	(5.47	) %	to	(5.47	) %
12/31/2021	2,395	37.82	to	37.82	90,588	0.76	1.35	to	1.35	26.45		to	26.45
12/31/2020	4,702	29.91	to	29.91	140,641	1.59	1.35	to	1.35	1.35		to	1.35
12/31/2019	4,717	29.51	to	29.51	139,215	1.34	1.35	to	1.35	22.26		to	22.26
12/31/2018	12,836	24.14	to	24.14	309,843	0.93	1.35	to	1.35	(6.87)		to	(6.87)
AB Large Cap Growth Class A Shares
12/31/2022	183,226	73.19	to	65.17	13,407,210	-	0.90	to	1.35	(29.15)		to	(29.46)
12/31/2021	220,448	103.29	to	92.39	22,754,287	-	0.90	to	1.35	27.82		to	27.26
12/31/2020	236,682	80.81	to	72.60	19,107,187	-	0.90	to	1.35	34.28		to	33.68
12/31/2019	266,804	60.18	to	54.31	16,042,961	-	0.90	to	1.35	33.49		to	32.90
12/31/2018	302,715	45.08	to	40.87	13,621,408	-	0.90	to	1.35	1.66		to	1.20
BlackRock Advantage Large Cap Core
12/31/2022	43,799	392.36	to	392.36	17,184,986	1.12	0.90	to	0.90	(20.61)		to	(20.61)
12/31/2021	49,851	494.18	to	494.18	24,635,460	0.83	0.90	to	0.90	27.29		to	27.29
12/31/2020	54,150	388.24	to	388.24	21,023,055	1.34	0.90	to	0.90	18.92		to	18.92
12/31/2019	62,876	326.46	to	326.46	20,526,683	1.43	0.90	to	0.90	27.94		to	27.94
12/31/2018	68,987	255.17	to	255.17	17,603,185	1.45	0.90	to	0.90	(5.96)		to	(5.96)
BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2022	84,761	40.94	to	40.94	3,470,383	1.62	0.90	to	0.90	(8.98)		to	(8.98)
12/31/2021	98,336	44.98	to	44.98	4,423,173	1.61	0.90	to	0.90	25.39		to	25.39
12/31/2020	104,254	35.87	to	35.87	3,739,776	1.73	0.90	to	0.90	2.74		to	2.74
12/31/2019	111,983	34.92	to	34.92	3,910,037	2.00	0.90	to	0.90	23.78		to	23.78
12/31/2018	124,285	28.21	to	28.21	3,505,863	1.85	0.90	to	0.90	(9.03)		to	(9.03)
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2022	72,862	113.91	to	113.91	8,299,565	0.90	0.90	to	0.90	(17.22)		to	(17.22)
12/31/2021	80,705	137.60	to	137.60	11,105,175	0.88	0.90	to	0.90	12.62		to	12.62
12/31/2020	84,171	122.18	to	122.18	10,283,898	1.14	0.90	to	0.90	18.89		to	18.89
12/31/2019	107,129	102.76	to	102.76	11,008,977	1.71	0.90	to	0.90	27.83		to	27.83
12/31/2018	117,554	80.39	to	80.39	9,450,375	1.23	0.90	to	0.90	(7.23)		to	(7.23)
BlackRock Basic Value V.I. Class I Shares
12/31/2022	263,908	92.91	to	81.77	24,490,600	1.38	0.90	to	1.35	(5.77)		to	(6.18)
12/31/2021	311,452	98.60	to	87.16	30,596,523	1.27	0.90	to	1.35	20.59		to	20.06
12/31/2020	336,657	81.76	to	72.60	27,469,852	2.37	0.90	to	1.35	2.51		to	2.05
12/31/2019	376,140	79.76	to	71.14	29,945,442	2.39	0.90	to	1.35	22.81		to	22.26
12/31/2018	417,461	64.95	to	58.19	27,050,227	1.75	0.90	to	1.35	(8.67)		to	(9.08)
BlackRock Capital Appreciation
12/31/2022	70,655	292.76	to	292.76	20,685,195	0.20	0.90	to	0.90	(38.14)		to	(38.14)
12/31/2021	81,092	473.29	to	473.29	38,380,476	0.03	0.90	to	0.90	20.14		to	20.14
12/31/2020	88,073	393.97	to	393.97	34,698,013	0.03	0.90	to	0.90	38.91		to	38.91
12/31/2019	96,319	283.61	to	283.61	27,316,551	0.10	0.90	to	0.90	31.60		to	31.60
12/31/2018	107,408	215.50	to	215.50	23,146,820	0.29	0.90	to	0.90	1.47		to	1.47
BlackRock Capital Appreciation V.I. Class I Shares
12/31/2022	10,323	23.01	to	23.01	237,484	-	1.35	to	1.35	(38.47)		to	(38.47)
12/31/2021	10,370	37.39	to	37.39	387,686	-	1.35	to	1.35	19.54		to	19.54
12/31/2020	22,533	31.28	to	31.28	704,732	-	1.35	to	1.35	40.02		to	40.02
12/31/2019	22,610	22.34	to	22.34	505,015	-	1.35	to	1.35	30.23		to	30.23
12/31/2018	31,265	17.15	to	17.15	536,239	-	1.35	to	1.35	1.02		to	1.02

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Equity Dividend V.I. Class I Shares
12/31/2022	57,299	$89.16	to	$89.16	$5,108,688	1.67%	0.90%	to	0.90%	(4.70)%	to	(4.70)%
12/31/2021	63,238	93.56	to	93.56	5,916,423	1.55	0.90	to	0.90	19.47	to	19.47
12/31/2020	73,754	78.31	to	78.31	5,775,808	2.26	0.90	to	0.90	2.99	to	2.99
12/31/2019	68,821	76.04	to	76.04	5,233,207	2.07	0.90	to	0.90	26.57	to	26.57
12/31/2018	74,975	60.08	to	60.08	4,504,352	1.95	0.90	to	0.90	(8.00)	to	(8.00)
BlackRock Global Allocation
12/31/2022	352,501	91.75	to	91.75	32,341,024	-	0.90	to	0.90	(16.48)	to	(16.48)
12/31/2021	387,479	109.85	to	109.85	42,562,745	1.15	0.90	to	0.90	5.84	to	5.84
12/31/2020	421,777	103.79	to	103.79	43,775,371	1.53	0.90	to	0.90	19.79	to	19.79
12/31/2019	455,011	86.64	to	86.64	39,422,054	1.51	0.90	to	0.90	17.07	to	17.07
12/31/2018	508,026	74.00	to	74.00	37,596,263	1.42	0.90	to	0.90	(8.10)	to	(8.10)
BlackRock Global Allocation V.I. Class I Shares
12/31/2022	22,586	56.49	to	56.49	1,275,864	-	0.90	to	0.90	(16.61)	to	(16.61)
12/31/2021	23,367	67.74	to	67.74	1,582,877	0.90	0.90	to	0.90	5.72	to	5.72
12/31/2020	25,409	64.07	to	64.07	1,628,079	1.30	0.90	to	0.90	19.93	to	19.93
12/31/2019	27,660	53.43	to	53.43	1,477,775	1.28	0.90	to	0.90	16.94	to	16.94
12/31/2018	29,329	45.69	to	45.69	1,339,995	0.92	0.90	to	0.90	(8.17)	to	(8.17)
BlackRock Government Money Market
12/31/2022	330,998	35.88	to	35.88	11,877,348	1.27	0.90	to	0.90	0.36	to	0.36
12/31/2021	312,237	35.75	to	35.75	11,163,600	-	0.90	to	0.90	(0.89)	to	(0.89)
12/31/2020	332,993	36.07	to	36.07	12,012,101	0.28	0.90	to	0.90	(0.63)	to	(0.63)
12/31/2019	326,595	36.30	to	36.30	11,856,067	1.78	0.90	to	0.90	0.87	to	0.87
12/31/2018	448,525	35.99	to	35.99	16,142,007	1.44	0.90	to	0.90	0.49	to	0.49
BlackRock Government Money Market V.I. Class I Shares
12/31/2022	7,854	13.14	to	13.14	103,189	2.11	1.35	to	1.35	0.06	to	0.06
12/31/2021	9,725	13.13	to	13.13	127,706	-	1.35	to	1.35	(1.33)	to	(1.33)
12/31/2020	12,251	13.31	to	13.31	163,040	0.34	1.35	to	1.35	(1.00)	to	(1.00)
12/31/2019	13,724	13.44	to	13.44	184,478	1.97	1.35	to	1.35	0.62	to	0.62
12/31/2018	16,184	13.36	to	13.36	216,210	1.58	1.35	to	1.35	0.24	to	0.24
BlackRock High Yield
12/31/2022	43,965	85.70	to	85.70	3,767,778	5.40	0.90	to	0.90	(11.43)	to	(11.43)
12/31/2021	52,582	96.76	to	96.76	5,087,827	4.86	0.90	to	0.90	4.97	to	4.97
12/31/2020	57,598	92.18	to	92.18	5,309,563	5.54	0.90	to	0.90	6.87	to	6.87
12/31/2019	64,090	86.26	to	86.26	5,528,407	5.78	0.90	to	0.90	14.01	to	14.01
12/31/2018	68,825	75.66	to	75.66	5,207,301	5.72	0.90	to	0.90	(3.19)	to	(3.19)
BlackRock International V.I. Class I Shares
12/31/2022	263,211	24.56	to	22.01	6,460,465	0.80	0.90	to	1.35	(25.29)	to	(25.62)
12/31/2021	294,631	32.87	to	29.59	9,680,457	0.65	0.90	to	1.35	7.71	to	7.23
12/31/2020	332,107	30.52	to	27.60	10,129,442	0.51	0.90	to	1.35	20.24	to	19.71
12/31/2019	365,457	25.38	to	23.05	9,270,870	1.18	0.90	to	1.35	30.95	to	30.37
12/31/2018	394,982	19.38	to	17.68	7,644,597	2.70	0.90	to	1.35	(22.53)	to	(22.87)
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2022	116,852	34.30	to	34.30	4,008,240	-	0.90	to	0.90	(38.66)	to	(38.66)
12/31/2021	125,357	55.92	to	55.92	7,009,935	-	0.90	to	0.90	17.03	to	17.03
12/31/2020	137,720	47.78	to	47.78	6,580,321	-	0.90	to	0.90	42.46	to	42.46
12/31/2019	148,260	33.54	to	33.54	4,972,550	-	0.90	to	0.90	31.52	to	31.52
12/31/2018	170,347	25.50	to	25.50	4,344,195	-	0.90	to	0.90	2.09	to	2.09

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Managed Volatility V.I. Class I Shares
12/31/2022	122	$45.77	to	$45.77	$5,587	-%	0.90%	to	0.90%	5.26%	to	5.26%
12/31/2021	128	43.48	to	43.48	5,565	0.89	0.90	to	0.90	(0.22)	to	(0.22)
12/31/2020	403	43.58	to	43.58	17,541	3.87	0.90	to	0.90	2.65	to	2.65
12/31/2019	421	42.45	to	42.45	17,880	3.29	0.90	to	0.90	1.12	to	1.12
12/31/2018	456	41.98	to	41.98	19,127	1.29	0.90	to	0.90	0.11	to	0.11
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2022	280,265	62.33	to	55.61	17,371,790	1.37	0.90	to	1.35	(18.96)	to	(19.32)
12/31/2021	317,407	76.92	to	68.92	24,195,502	1.27	0.90	to	1.35	27.39	to	26.82
12/31/2020	352,991	60.38	to	54.34	21,143,672	1.77	0.90	to	1.35	17.19	to	16.67
12/31/2019	382,002	51.52	to	46.58	19,542,838	2.22	0.90	to	1.35	30.17	to	29.59
12/31/2018	389,524	39.58	to	35.94	15,314,941	0.97	0.90	to	1.35	(5.47)	to	(5.89)
BlackRock Sustainable Balanced
12/31/2022	87,655	136.88	to	136.88	11,997,895	0.90	0.90	to	0.90	(16.51)	to	(16.51)
12/31/2021	91,518	163.94	to	163.94	15,003,482	1.03	0.90	to	0.90	15.61	to	15.61
12/31/2020	100,428	141.80	to	141.80	14,240,684	1.64	0.90	to	0.90	14.72	to	14.72
12/31/2019	113,329	123.61	to	123.61	14,008,378	1.98	0.90	to	0.90	20.97	to	20.97
12/31/2018	126,738	102.18	to	102.18	12,950,057	1.80	0.90	to	0.90	(3.53)	to	(3.53)
BlackRock U.S. Government Bond
12/31/2022	67,190	79.10	to	79.10	5,314,751	1.74	0.90	to	0.90	(13.66)	to	(13.66)
12/31/2021	85,912	91.62	to	91.62	7,871,010	1.18	0.90	to	0.90	(2.25)	to	(2.25)
12/31/2020	95,579	93.72	to	93.72	8,958,156	2.00	0.90	to	0.90	5.69	to	5.69
12/31/2019	95,126	88.68	to	88.68	8,435,458	2.58	0.90	to	0.90	5.83	to	5.83
12/31/2018	98,117	83.79	to	83.79	8,221,377	2.57	0.90	to	0.90	(0.13)	to	(0.13)
BlackRock U.S. Government Bond V.I. Class I Shares
12/31/2022	5,736	14.40	to	14.40	82,609	1.54	1.35	to	1.35	(14.28)	to	(14.28)
12/31/2021	5,761	16.80	to	16.80	96,793	1.14	1.35	to	1.35	(2.91)	to	(2.91)
12/31/2020	8,740	17.31	to	17.31	151,253	1.82	1.35	to	1.35	5.04	to	5.04
12/31/2019	8,837	16.47	to	16.47	145,593	2.32	1.35	to	1.35	4.95	to	4.95
12/31/2018	8,987	15.70	to	15.70	141,081	2.15	1.35	to	1.35	(1.05)	to	(1.05)
Columbia - Select Small Cap Value Class 1 Shares
12/31/2022	6,570	21.70	to	21.70	142,586	-	1.35	to	1.35	(15.84)	to	(15.84)
12/31/2021	8,740	25.79	to	25.79	225,376	-	1.35	to	1.35	29.19	to	29.19
12/31/2020	12,300	19.96	to	19.96	245,499	-	1.35	to	1.35	7.74	to	7.74
12/31/2019	13,116	18.53	to	18.53	242,980	-	1.35	to	1.35	16.17	to	16.17
12/31/2018	19,506	15.95	to	15.95	311,068	-	1.35	to	1.35	(13.76)	to	(13.76)
Davis Value
12/31/2022	10,282	23.41	to	23.41	240,740	1.27	1.35	to	1.35	(21.19)	to	(21.19)
12/31/2021	13,321	29.71	to	29.71	395,778	0.53	1.35	to	1.35	16.28	to	16.28
12/31/2020	15,527	25.55	to	25.55	396,710	0.75	1.35	to	1.35	10.23	to	10.23
12/31/2019	15,563	23.18	to	23.18	360,715	1.36	1.35	to	1.35	29.42	to	29.42
12/31/2018	20,672	17.91	to	17.91	370,230	0.86	1.35	to	1.35	(14.76)	to	(14.76)
Invesco V.I. American Franchise Series I Shares
12/31/2022	81,488	26.64	to	15.37	2,160,517	-	0.90	to	1.35	(31.73)	to	(32.03)
12/31/2021	89,047	39.01	to	22.62	3,459,522	-	0.90	to	1.35	10.93	to	10.44
12/31/2020	100,430	35.17	to	20.48	3,490,427	0.07	0.90	to	1.35	41.08	to	40.46
12/31/2019	116,169	24.93	to	14.58	2,858,494	-	0.90	to	1.35	35.54	to	34.93
12/31/2018	140,373	18.39	to	10.81	2,551,450	-	0.90	to	1.35	(4.49)	to	(4.92)
Invesco V.I. Core Equity Series I Shares
12/31/2022	185,006	25.86	to	23.99	4,767,832	0.89	0.90	to	1.35	(21.25)	to	(21.60)
12/31/2021	205,705	32.84	to	30.60	6,735,578	0.65	0.90	to	1.35	26.60	to	26.04
12/31/2020	225,731	25.94	to	24.28	5,839,112	1.31	0.90	to	1.35	12.84	to	12.33
12/31/2019	257,526	22.99	to	21.61	5,905,862	0.96	0.90	to	1.35	27.81	to	27.25
12/31/2018	284,710	17.99	to	16.99	5,107,480	0.88	0.90	to	1.35	(10.21)	to	(10.61)

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Invesco V.I. EQV International Equity Series I Shares
12/31/2022	3,447	$15.27	to	$15.27	$52,655	1.64%	1.35%	to	1.35%	(19.39	) %	to	(19.39	) %
12/31/2021	6,833	18.95	to	18.95	129,477	1.33	1.35	to	1.35	4.48		to	4.48
12/31/2020	8,992	18.14	to	18.14	163,080	2.44	1.35	to	1.35	12.48		to	12.48
12/31/2019	9,024	16.12	to	16.12	145,507	1.60	1.35	to	1.35	26.86		to	26.86
12/31/2018	9,055	12.71	to	12.71	115,101	2.06	1.35	to	1.35	(16.12)		to	(16.12)
MFS® Growth Initial Class
12/31/2022	144,520	66.33	to	59.07	9,585,838	-	0.90	to	1.35	(32.24)		to	(32.54)
12/31/2021	159,669	97.89	to	87.56	15,630,594	-	0.90	to	1.35	22.43		to	21.89
12/31/2020	170,890	79.96	to	71.84	13,664,089	-	0.90	to	1.35	30.68		to	30.10
12/31/2019	184,674	61.19	to	55.22	11,299,430	-	0.90	to	1.35	36.92		to	36.31
12/31/2018	206,397	44.69	to	40.51	9,217,054	0.09	0.90	to	1.35	1.75		to	1.29
PIMCO Total Return Administrative Class
12/31/2022	6,750	19.37	to	19.37	130,724	2.62	1.35	to	1.35	(15.44)		to	(15.44)
12/31/2021	6,770	22.90	to	22.90	155,056	1.81	1.35	to	1.35	(2.58)		to	(2.58)
12/31/2020	11,434	23.51	to	23.51	268,823	2.13	1.35	to	1.35	7.20		to	7.20
12/31/2019	11,907	21.93	to	21.93	261,128	3.03	1.35	to	1.35	6.91		to	6.91
12/31/2018	15,456	20.51	to	20.51	317,047	2.48	1.35	to	1.35	(1.86)		to	(1.86)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract owner’s account. The charge is assessed daily based on the net asset value of the account and ranges from 0.90% to 1.35%, depending on the death benefit selected. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

Transamerica Life Insurance Company

Merrill Lynch Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.